SIGNIFICANT ACCOUNTING POLICIES - Future Accounting Policy Changes (Details) - property	Dec. 31, 2019	Dec. 31, 2018
Leased land
Future Accounting Policy Changes IFRS 16, Leases
Number of properties	2	2